SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Valuation Assumptions
The fair value of the granted option awards was estimated on the date of grant using a Black-Scholes option valuation model with the following assumptions:

	July 2016	November 2018	December 2021
Risk free interest rate	0.69%	2.78%	1.04%
Expected life (years)	3.5	1.6	3.4
Expected volatility	79.80%	38.24%	58.42%
Expected dividend yield	0.00%	0.00%	0.00%